Turnover and Segment Information - Segment Profit and Operating Profit (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment profit
Operating profit	£ 7,783	£ 6,961	£ 5,483
Finance income	44	98	81
Finance costs	(892)	(912)	(798)
Profit on disposal of interest in associates	0	0	3
Share of after tax profits of associates and joint ventures	33	74	31
Profit before taxation	6,968	6,221	4,800
Taxation	(580)	(953)	(754)
Profit after taxation for the year	6,388	5,268	4,046
Depreciation and amortisation by segment
Total depreciation and amortisation	2,351	2,334	1,856
PP&E, intangible asset and goodwill impairment by segment
Total impairment	814	826	350
PP&E and intangible asset impairment reversals by segment
Total impairment reversals	(72)	(25)	(13)
Net operating assets	40,555	42,827
Net debt	(20,780)	(25,215)
Investments in associates and joint ventures	364	314	236
Derivative financial instruments	(74)	335
Current and deferred taxation	637	(270)
Assets held for sale (excluding cash and cash equivalents)	106	366
Net assets	20,808	18,357
Operating Segments [member]
Segment profit
Operating profit	9,111	9,435	9,204
Depreciation and amortisation by segment
Total depreciation and amortisation	1,494	1,478	1,170
PP&E, intangible asset and goodwill impairment by segment
Total impairment	129	186	75
PP&E and intangible asset impairment reversals by segment
Total impairment reversals	(18)	(7)	(5)
Net operating assets	38,305	41,381
Corporate and Other Unallocated [member]
Segment profit
Operating profit	(205)	(463)	(459)
Depreciation and amortisation by segment
Total depreciation and amortisation	82	79	106
PP&E, intangible asset and goodwill impairment by segment
Total impairment	5	19	14
PP&E and intangible asset impairment reversals by segment
Total impairment reversals	(1)	(3)
Net operating assets	2,250	1,446
Other Reconciling Items between Segment Profit and Operating Profit [member]
Segment profit
Operating profit	(1,123)	(2,011)	(3,262)
Depreciation and amortisation by segment
Total depreciation and amortisation	775	777	580
PP&E, intangible asset and goodwill impairment by segment
Total impairment	680	621	261
PP&E and intangible asset impairment reversals by segment
Total impairment reversals	(53)	(15)	(8)
Pharmaceuticals [member] | Operating Segments [member]
Segment profit
Operating profit	7,723	7,964	8,420
Depreciation and amortisation by segment
Total depreciation and amortisation	557	606	506
PP&E, intangible asset and goodwill impairment by segment
Total impairment	38	137	51
PP&E and intangible asset impairment reversals by segment
Total impairment reversals	(12)	(6)	(4)
Net operating assets	789	1,722
Pharmaceuticals Research and Development [member] | Operating Segments [member]
Segment profit
Operating profit	(3,538)	(3,369)	(2,676)
Depreciation and amortisation by segment
Total depreciation and amortisation	298	230	123
PP&E, intangible asset and goodwill impairment by segment
Total impairment	37	16	15
PP&E and intangible asset impairment reversals by segment
Total impairment reversals	(4)		(1)
Net operating assets	3,345	4,503
Pharmaceuticals Including Research and Development [member] | Operating Segments [member]
Segment profit
Operating profit	4,185	4,595	5,744
Depreciation and amortisation by segment
Total depreciation and amortisation	855	836	629
PP&E, intangible asset and goodwill impairment by segment
Total impairment	75	153	66
PP&E and intangible asset impairment reversals by segment
Total impairment reversals	(16)	(6)	(5)
Net operating assets	4,134	6,225
Vaccines [member] | Operating Segments [member]
Segment profit
Operating profit	2,713	2,966	1,943
Depreciation and amortisation by segment
Total depreciation and amortisation	404	418	395
PP&E, intangible asset and goodwill impairment by segment
Total impairment	49	33	5
PP&E and intangible asset impairment reversals by segment
Total impairment reversals	(2)	(1)
Net operating assets	8,995	8,828
Consumer Healthcare [member] | Operating Segments [member]
Segment profit
Operating profit	2,213	1,874	1,517
Depreciation and amortisation by segment
Total depreciation and amortisation	235	224	146
PP&E, intangible asset and goodwill impairment by segment
Total impairment	5		£ 4
PP&E and intangible asset impairment reversals by segment
Net operating assets	£ 25,176	£ 26,328